FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of aging of trade and other receivables	At December 31, the aging of trade and other receivables was as follows:

Past Due	2017	2016
31-60 days past due	6	2
61-90 days past due		1
Greater than 91 days		4
	6	7

Disclosure of how entity manages liquidity risk
Liquidity risk is the risk the Company will not be able to meet its financial obligations as they come due. The following are the contractual maturities of financial liabilities, including estimated interest payments.

			Outstanding balances due by period
December 31, 2017 ($ millions)	Carrying Amount	Expected Cash Flows	Less Than 1 Year	1 - 3 Years	3 - 5 Years	More Than 5 Years
Trade payables and accrued liabilities	713	713	713
Taxes Payable	25	25	3	4	4	14
Loans and borrowings	7,463	10,389	392	2,749	1,658	5,590
Convertible debentures	93	101	101
Dividends payable	91	91	91
Derivative financial liabilities	79	79	79
Finance leases	30	30	7	7	2	14

Disclosure of financial instruments by type of interest rate
At the reporting date, the interest rate profile of the Company's interest-bearing financial instruments was:

Carrying Amounts of Financial Liability
December 31 ($ millions)	2017	2016
Fixed rate instruments	5,685	3,655
Variable rate instruments (1)	1,778	353
	7,463	4,008
(1) At December 31, 2017, the Company held positions in financial derivative contracts to fix interest rates on $100 million of the underlying variable rate instruments (December 31, 2016 - $100 million).

Disclosure of cash flow sensitivity analysis for variable rate instruments
A change of 100 basis points in interest rates at the reporting date would have (increased) decreased earnings by the amounts shown below. This analysis assumes that all other variables remain constant.

December 31 ($ millions)	2017	2016
	± 100 bp	± 100 bp
Variable rate instruments	±18	±4
Interest rate swap	±1	±1
Earnings sensitivity (net)	±17	±3

Disclosure of fair value and carrying amounts of financial assets
The fair values of financial assets and liabilities, together with the carrying amounts shown in the Consolidated Statements of Financial Position, are as follows:

	December 31, 2017			December 31, 2016
		Fair Value(3)			Fair Value(3)
($ millions)	Carrying Value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets carried at fair value
Derivative financial instruments	4		4	9		9
Financial assets carried at amortized cost
Cash and cash equivalents	321	321		35	35
Trade receivables and other	529	529		451	451
Advances to related parties	42	42		0
Other assets	13		13	11		11
	905	892	13	497	486	11
Financial liabilities carried at fair value
Derivative financial instruments(1)	79		79	123		123
Financial liabilities carried at amortized cost
Trade payables and accrued liabilities	713	713		638	638
Taxes Payable(1)	25	25		5	5
Dividends payable	91	91		64	64
Loans and borrowings(1)	7,463		7,686	4,008		4,234
Convertible debentures(2)	93	145		143	210
	8,385	974	7,686	4,858	917	4,234

(1)	Carrying value of current and non-current balances.

(2)	Carrying value excludes conversion feature of convertible debentures.

(3)	The basis for determining fair value is disclosed in Note 5.
The following table is a summary of the net derivative financial instruments, which is consistent with the gross balances:

	2017					2016
December 31 ($ millions)	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total
Commodity, power, storage and rail financial instruments	4		(31)		(27)	9		(61)	(1)	(53)
Interest rate			(2)		(2)			(3)	(3)	(6)
Foreign exchange					—			(1)		(1)
Conversion feature of convertible debentures (Note 14)			(46)		(46)				(54)	(54)
Net derivative financial instruments	4	—	(79)	—	(75)	9	—	(65)	(58)	(114)

Disclosure of fair value and carrying amounts of financial liabilities
The fair values of financial assets and liabilities, together with the carrying amounts shown in the Consolidated Statements of Financial Position, are as follows:

	December 31, 2017			December 31, 2016
		Fair Value(3)			Fair Value(3)
($ millions)	Carrying Value	Level 1	Level 2	Carrying value	Level 1	Level 2
Financial assets carried at fair value
Derivative financial instruments	4		4	9		9
Financial assets carried at amortized cost
Cash and cash equivalents	321	321		35	35
Trade receivables and other	529	529		451	451
Advances to related parties	42	42		0
Other assets	13		13	11		11
	905	892	13	497	486	11
Financial liabilities carried at fair value
Derivative financial instruments(1)	79		79	123		123
Financial liabilities carried at amortized cost
Trade payables and accrued liabilities	713	713		638	638
Taxes Payable(1)	25	25		5	5
Dividends payable	91	91		64	64
Loans and borrowings(1)	7,463		7,686	4,008		4,234
Convertible debentures(2)	93	145		143	210
	8,385	974	7,686	4,858	917	4,234

(1)	Carrying value of current and non-current balances.

(2)	Carrying value excludes conversion feature of convertible debentures.

(3)	The basis for determining fair value is disclosed in Note 5.
The following table is a summary of the net derivative financial instruments, which is consistent with the gross balances:

	2017					2016
December 31 ($ millions)	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total	Current Asset	Non-Current Asset	Current Liability	Non-Current Liability	Total
Commodity, power, storage and rail financial instruments	4		(31)		(27)	9		(61)	(1)	(53)
Interest rate			(2)		(2)			(3)	(3)	(6)
Foreign exchange					—			(1)		(1)
Conversion feature of convertible debentures (Note 14)			(46)		(46)				(54)	(54)
Net derivative financial instruments	4	—	(79)	—	(75)	9	—	(65)	(58)	(114)

Disclosure of discount rates used to determine fair value of liabilities
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus and adequate credit spread, and were as follows:

December 31 (percents)	2017	2016
Derivatives	1.4 - 1.8	0.9 - 1.1
Loans and borrowings	2.0 - 4.7	1.9 - 4.8

Disclosure of type of risk sensitivity analysis

As at December 31, 2017 ($ millions)		+ Change	- Change
Frac spread related
Natural gas	(AECO +/- $0.25 per GJ)	4	(4)
NGL (includes propane, butane and condensate)	(Belvieu/Conway +/- U.S. $0.10 per gal)	(18)	18
Foreign exchange (U.S.$ vs. Cdn$)	(FX rate +/- $0.20)	(25)	25
Product margin			—
Crude oil	(WTI +/- $2.50 per bbl)	(2)	2
NGL (includes condensate)	(Belvieu/Conway +/- U.S. $0.10 per gal)	N/A	N/A
Corporate			—
Interest rate	(Rate +/- 50 basis points)	0.4	(0.4)
Power(1)	(AESO +/- $5.00 per MW/h)	—	—
Conversion feature of convertible debentures	(Pembina share price +/- $0.50 per common share)	(1)	1

(1)	As at December 31, 2017, there were no outstanding financial derivative contracts related to power.